Annual Fund Operating Expenses - Global X Funds - Global X Adaptive Risk Managed Yield ETF	Jun. 02, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2028
Global X Adaptive Risk Managed Yield ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.30%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.30% of the Fund's average daily net assets per year, until at least April 1, 2028. The Expense Limitation Agreement may not be terminated without the consent of the Trust's Board of Trustees prior to its expiration.